As filed with the Securities and Exchange Commission on September 18, 2026
Securities Act File No. 333-295475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 5
Post-Effective Amendment No.

BlackRock Private Credit Fund
(Exact name of registrant as specified in its charter)

50 Hudson Yards
New York, New York 10001
(212) 810-5300
(Address and telephone number, including area code, of principal executive offices)

John M. Perlowski
BlackRock Capital Investment Advisors, LLC
50 Hudson Yards
New York, New York 10001
 (212) 810-5800
(Name and address of agent for service)

COPIES TO:

Diana Huffman
BlackRock Capital Investment Advisors, LLC
50 Hudson Yards
New York, New York 10001

Steven Grigoriou, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001	Jonathan Gaines, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Cynthia M. Krus Owen J. Pinkerton Dwaune L. Dupree Eversheds Sutherland (US) LLP 700 6th Street, NW Washington, DC 20004

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
☐    Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒    Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐    Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐    Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐    Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box):
☐    when declared effective pursuant to Section 8(c) of the Securities Act.
☐    immediately upon filing pursuant to paragraph (b) of Rule 486.
☒    on October 18, 2026 pursuant to paragraph (b) of Rule 486.
☐    60 days after filing pursuant to paragraph (a) of Rule 486.
☐    on (date) pursuant to paragraph (a) of Rule 486.
If appropriate, check the following box:
☒    This amendment designates a new effective date for a previously filed registration statement.
☐    This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐    This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐    This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
Check each box that appropriately characterizes the Registrant:
☐    Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒    Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐    Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐    A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐    Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒    Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐    If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐    New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant filed a registration statement on Form N-2 (SEC File No. 333-295475) on April 30, 2026 (the “Registration Statement”). Pre-Effective Amendments No. 1, No. 2, No. 3 and No. 4 to the Registration Statement were filed on May 28, 2026, June 26, 2026, July 24, 2026 and August 21, 2026 for the sole purpose of delaying the effectiveness of the Registration Statement until June 27, 2026, July 26, 2026, August 23, 2026 and September 20, 2026, respectively. The purposes of this filing are to further delay the effectiveness of the Registration Statement until October 18, 2026 and to revise the exhibit list to file an additional exhibit. Accordingly, this Pre-Amendment No. 5 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The Registration Statement under the Securities Act of 1933 is incorporated by reference herein.

PART C

Other Information

Item 25.
Financial Statements And Exhibits

(1)
Financial Statements

The following financial statements of the Registrant are included in Part A of the Registrant’s registration statement on Form N-2 (SEC File No. 333-295475) filed on April 30, 2026 and are incorporated herein by reference.

(2)	Exhibits

(a) (1)	Certificate of Trust of the Registrant(1)

(a) (2)	Amended and Restated Agreement and Declaration of Trust of the Registrant(2)

(a) (3)	Second Amended and Restated Agreement and Declaration of Trust of the Registrant(3)

(a) (4)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant(5)

(a) (5)	Fourth Amended and Restated Agreement and Declaration of Trust of the Registrant(6)

(a) (6)	Amendment No.1 to the Fourth Amended and Restated Agreement and Declaration of Trust of the Registrant(17)

(b) (1)	Bylaws of the Registrant(2)

(b) (2)	Amended and Restated Bylaws of the Registrant(3)

(b) (3)	Second Amended and Restated Bylaws of the Registrant(19)

(b) (4)	Amendment No. 1 to the Second Amended and Restated Bylaws of the Registrant(17)

(d)	Form of Subscription Agreement(5)

(e)	Distribution Reinvestment Plan(5)

(g) (1)	Second Amended and Restated Advisory Agreement(10)

(g) (2)	Amended and Restated Sub-Advisory Agreement(5)

(h) (1)	Distribution Agreement(5)

(h) (2)	Form of Broker-Dealer Agreement(2)

(h) (3)	Amended and Restated Distribution and Shareholder Servicing Plan of the Registrant(12)

(j)	Custodian Agreement(2)

(k) (1)	Amended and Restated Administration Agreement(18)

(k) (2)	Transfer Agency Agreement(2)

(k) (3)	Amended and Restated Multi-Class Plan(20)

(k) (4)	Second Amended and Restated Fee Waiver and Expense Support and Reimbursement Agreement by and between the Registrant and Adviser(7)

(k) (5)	Expense Support and Conditional Reimbursement Agreement, dated August 26, 2025, by and between the Registrant and Adviser (21)

(k) (6)
Credit and Security Agreement, dated June 3, 2022, among BlackRock Private Credit Fund Leverage I, LLC, PNC Bank, National Association, as Facility Agent, State Street Bank and Trust Company, as Collateral Agent and Custodian, and the lenders from time to time parties thereto (4)

(k) (7)
Amendment No. 1 to Credit and Security Agreement among BlackRock Private Credit Fund Leverage I, LLC and PNC Bank, National Association as revolving lender, term lender, facility agent and calculation agent (8)

(k) (8)
Amendment No. 2 to Credit and Security Agreement among BlackRock Private Credit Fund Leverage I, LLC and PNC Bank, National Association as revolving lender, term lender, facility agent and calculation agent (11)

(k) (9)	Senior Secured Credit Agreement among BlackRock Private Credit Fund, Sumitomo Mitsui Banking Corporation, as administrative agent, and the lenders and issuing banks parties thereto(13)

(k) (10)
First Amendment to Senior Secured Credit Agreement, dated as of August 7, 2025, between BlackRock Private Credit Fund, as borrower, the lenders and issuing banks party thereto and Sumitomo Mitsui Banking Corporation, as administrative agent, and collateral agent(22)

(k) (11)
Joinder Agreement, dated as of November 4, 2024, by and among BlackRock Private Credit Fund, Sumitomo Mitsui Banking Corporation, as administrative agent and issuing bank, and BNP Paribas and Morgan Stanley Bank, N.A., as the assuming lenders(14)

(k) (12)
Joinder Agreement, dated as of December 5, 2025, by and among BlackRock Private Credit Fund, Sumitomo Mitsui Banking Corporation, as administrative agent and issuing bank, and BNP Paribas, Morgan Stanley Bank, N.A., and State Street Bank and Trust Company as the assuming lenders(23)

(k) (13)	Master Note Purchase Agreement, dated as of November 18, 2024, by and among BlackRock Private Credit Fund and the purchasers party thereto(15)

(k) (14)	First Supplement to Master Note Purchase Agreement, dated October 8, 2025, by and among BlackRock Private Credit Fund and the additional purchasers party thereto(24)

(k) (15)
Loan Agreement, dated as of May 28, 2025, by and among BlackRock Private Credit Fund Leverage II, LLC, as borrower, Société Generale, as administrative agent, BlackRock Private Credit Fund, as collateral manager, the lenders party thereto and the investors party thereto(25)

(k) (16)	Warehouse Collateral Management Agreement, dated as of May 28, 2025, between BlackRock Private Credit Fund Leverage II, LLC as borrower and BlackRock Private Credit Fund as collateral manager(25)

(k) (17)	Master Participation Agreement, dated as of May 28, 2025, between BlackRock Private Credit Fund Leverage I, LLC, as seller, and BlackRock Private Credit Fund Leverage II, LLC, as buyer(25)

(k) (18)
First Amended and Restated Credit and Security Agreement, dated as of November 27, 2024, by and among BlackRock Private Credit Fund Leverage I, LLC, PNC Bank, National Association as facility agent, State Street Bank and Trust Company as collateral agent and custodian and the lenders party from time to time(16)

(k) (19)
Amendment No. 1 to the First Amended and Restated Credit and Security Agreement by and among BlackRock Private Credit Fund Leverage I, LLC, PNC Bank, National Association, as facility agent, State Street Bank and Trust Company as collateral agent and custodian and the lenders party thereto from time to time(26)

(k) (20)
Amendment No. 2 to First Amended and Restated Credit and Security Agreement, dated as of December 12, 2025, by and among BlackRock Private Credit Fund Leverage I, LLC as borrower, PNC Bank, National Association as facility agent and lender, and State Street Bank and Trust Company as collateral agent and custodian(27)

(k) (21)
Loan and Security Agreement, dated as of March 13, 2026, by and among BlackRock Private Credit Fund Leverage III, LLC as borrower, Bank of Montreal, the lenders party thereto from time to time, BlackRock Private Credit Fund as collateral manager and as equityholder, and State Street Bank and Trust Company as collateral custodian(28)

(l)	Opinion of Morris, Nichols, Arsht & Tunnell LLP(29)

(n) (1)	Consent of Independent Registered Public Accounting Firm(30)

(n) (2)	Powers of Attorney, dated April 23, 2026(31)

(n) (3)	Power of Attorney, dated September 16, 2026*

(p)	Subscription Agreement for Seed Capital(5)

(r)	Code of Ethics of the Fund and the Adviser(2)

(s)	Calculation of Filing Fee Tables(32)

*
Filed herewith.

(1)
Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-2 (File No. 333-262035) filed on January 6, 2022 and incorporated herein by reference.

(2)
Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-262035) filed on April 14, 2022 and incorporated herein by reference.

(3)
Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-262035) filed on May 20, 2022 and incorporated herein by reference.

(4)
Previously filed with the Registrant’s Form 8-K dated as of June 10, 2022 and incorporated herein by reference.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-262035) filed on August 30, 2022 and incorporated herein by reference.

(6)
Previously filed with the Registrant’s Form 8-K filed dated as of November 2, 2022 and incorporated herein by reference.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-262035) filed on April 28, 2023 and incorporated herein by reference.

(8)
Previously filed with the Registrant’s Form 8-K dated as of September 11, 2023 and incorporated herein by reference.

(9)
Previously filed with the Registrant’s Form 8-K dated as of December 19, 2023 and incorporated herein by reference.

(10)
Previously filed with the Registrant’s Form 8-K dated as of February 29, 2024 and incorporated herein by reference.

(11)
Previously filed with the Registrant’s Form 8-K dated as of December 19, 2023 and incorporated herein by reference.

(12)
Previously filed as Exhibit (h)(3) to the Registrant’s Post-Effective Amendment No. 6 to Form N-2 filed on April 22, 2024 and incorporated herein by reference.

(13)
Previously filed with the Registrant’s Form 8-K dated as of April 25, 2024 and incorporated herein by reference.

(14)
Previously filed with the Registrant’s Form 8-K dated as of November 8, 2024 and incorporated herein by reference.

(15)
Previously filed with the Registrant’s Form 8-K dated as of November 18, 2024 and incorporated herein by reference.

(16)
Previously filed with the Registrant’s Form 8-K dated as of November 29, 2024 and incorporated herein by reference.

(17)
Previously filed with the Registrant’s Form 8-K dated as of August 1, 2025 and incorporated herein by reference.

(18)
Previously filed with the Registrant’s Form 10-K dated as of February 28, 2025 and incorporated herein by reference.

(19)
Previously filed with the Registrant’s Form 8-K dated as of August 2, 2024 and incorporated herein by reference.

(20)
Previously filed with the Registrant’s Form 10-K dated as of March 2, 2026 and incorporated herein by reference.

(21)
Previously filed with the Registrant’s Form 8-K dated as of August 26, 2025 and incorporated herein by reference.

(22)
Previously filed with the Registrant’s Form 10-Q dated as of August 8, 2025 and incorporated herein by reference.

(23)
Previously filed with the Registrant’s Form 8-K dated as of December 10, 2025 and incorporated herein by reference.

(24)
Previously filed with the Registrant’s Form 8-K dated as of October 8, 2025 and incorporated herein by reference.

(25)
Previously filed with the Registrant’s Form 8-K dated as of June 3, 2025 and incorporated herein by reference.

(26)
Previously filed with the Registrant’s Form 10-Q dated as of May 8, 2025 and incorporated herein by reference.

(27)
Previously filed with the Registrant’s Form 8-K dated as of December 18, 2025 and incorporated herein by reference.

(28)
Previously filed with the Registrant’s Form 8-K dated as of March 19, 2026 and incorporated herein by reference.

(29)
Previously filed as Exhibit (l) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295475) filed on April 30, 2026 and incorporated herein by reference.

(30)
Previously filed as Exhibit (n) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295475) filed on April 30, 2026 and incorporated herein by reference.

(31)
Previously filed as Exhibit (t) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295475) filed on April 30, 2026 and incorporated herein by reference.

(32)
Previously filed as Exhibit (s) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295475) filed on April 30, 2026 and incorporated herein by reference.

Item 26.
Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27.
Other Expenses Of Issuance And Distribution

SEC registration fee	$345,250
FINRA filing fee	$225,500
Legal	$1,700,000
Printing	$200,000
Accounting	$100,000
Blue Sky Expenses	$125,000
Advertising and sales literature	$350,000
Due Diligence	$150,000
Miscellaneous fees and expenses	$400,000
Total	$3,595,750

Item 28.
Persons Controlled By Or Under Common Control

BlackRock Financial Management, Inc. a Delaware corporation, provided seed capital to the Fund and as of March 31, 2026 owns approximately 8.5% of the outstanding common shares of the Registrant. Following the completion of this offering, BlackRock Financial Management, Inc.’s share ownership is expected to represent less than 1% of the Registrant’s outstanding common shares. See “Control Persons and Principal Shareholders” in the Prospectus contained herein.

As of March 31, 2026, the following list sets forth entities in which the Registrant owns a controlling interest, the state under whose laws the entity is organized, and the percentage of voting securities or membership interests owned by the Registrant in such entity.

Name of Entity and Place of Jurisdiction	% of Voting Securities Owned
BlackRock Private Credit Fund Leverage I, LLC (Delaware)	100%
BDEBT Subsidiary LLC	100%
BlackRock Private Credit Fund Leverage I, LLC	100%
BlackRock Private Credit Fund Leverage II, LLC	100%
BlackRock Private Credit Fund Leverage III, LLC	100%

Item 29.
Number Of Holders Of Securities

The following table sets forth the number of record holders of the Registrant’s common shares at March 31, 2026.

Title of Class	Number of Record Holders
Class S Shares	1,044
Class D Shares	90
Institutional Shares	1,149

Item 30.
Indemnification

The information contained under the headings “Description of our Shares,” “Advisory Agreement, Sub-Advisory Agreement and Administration Agreement” and “Plan of Distribution-Indemnification” in this Registration Statement is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant expects to obtain liability insurance for the benefit of its Trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 31.
Business and Other Connections of Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which BlackRock Capital Investment Advisors, LLC, and each managing director, director or executive officer of BlackRock Capital Investment Advisors, LLC, is or has been, during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management of the Fund.” Additional information regarding BlackRock Capital Investment Advisors, LLC and its officers and managing member is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-112118), and is incorporated herein by reference.

BlackRock Advisors, LLC serves as sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide to provide a list of the officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Advisors, LLC or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Advisors, LLC, filed with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-47710).

Item 32.
Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)
the Registrant;

(2)
the transfer agent;

(3)
the Custodian;

(4)
the Adviser; and

(5)
the Administrator.

Item 33.
Management Services

Not Applicable.

Item 34.
Undertakings

We hereby undertake:

(1)
to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement

(i)
to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii)
to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

(iii)
to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(2)
that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment will be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time will be deemed to be the initial bona fide offering thereof;

(3)
to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(4)
that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C 17 CFR 230.430C: Each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act 17 CFR 230.430A will be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(5)
that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in an offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)
any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424;

(ii)
the portion of any advertisement pursuant to Rule 482 under the Securities Act 17 CFR 230.482 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii)
any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 meets all of the requirements for effectiveness under Rule 486(b) under the Securities Act and has duly caused this Pre-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on September 18, 2026.

BLACKROCK PRIVATE CREDIT FUND

By:	/s/ Diana Huffman
Name:	Diana Huffman
Title:	Secretary

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Name	Title

*	Chief Executive Officer (Principal Executive Officer) and Trustee
Jason Mehring

*	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
Erik L. Cuellar

*	Trustee
John M. Perlowski

*	Trustee
Eric J. Draut

*	Trustee
Andrea L. Petro

*	Trustee
Maureen K. Usifer

*By:	/s/ Diana Huffman
Diana Huffman

Signed by Diana Huffman, on behalf of those identified pursuant to her designation as attorney-in-fact signed by Messrs. Draut, Perlowski, Mehring and Cuellar and Mses. Petro and Usifer, on September 18, 2026.

The original power of attorney authorizing Diana Huffman to execute this Pre-Effective Amendment No. 5 to the Registration Statement, and any amendments thereto, for Erik Cuellar and the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 5 to the Registration Statement is filed has been executed and filed as an exhibit to the Registration Statement filed on April 30, 2026 and incorporated herein by reference. The original power of attorney authorizing Diana Huffman to execute this Pre-Effective Amendment No. 5 to the Registration Statement, and any amendments thereto, for Jason Mehring on whose behalf this Pre-Effective Amendment No. 5 to the Registration Statement is filed has been executed and filed as an exhibit to this Pre-Effective Amendment No. 5 to the Registration Statement.

Exhibit Index

(n) (3)	Power of Attorney, dated September 16, 2026